SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue from external customers	$ 58,333	$ 59,521	$ 51,445
Cost of revenue	47,408	48,611	42,165
Gross profit	10,925	10,910	9,280
Operating expenses	10,141	8,382	7,670
Segment results	784	2,528	1,610
Segment assets	39,592	39,056	40,333
On Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	25,750	26,830	24,304
Cost of revenue	20,598	21,593	19,718
Gross profit	5,152	5,237	4,586
Operating expenses	5,188	4,434	4,176
Segment results	(36)	803	410
Segment assets	14,847	15,254	16,056
Off Highway Business [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	32,496	32,621	26,994
Cost of revenue	26,810	27,018	22,447
Gross profit	5,686	5,603	4,547
Operating expenses	4,953	3,948	3,494
Segment results	733	1,655	1,053
Segment assets	24,745	23,802	24,277
Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	87	70	147
Gross profit	87	70	147
Segment results	$ 87	$ 70	$ 147